OTHER GAINS, LOSSES AND EXPENSES, NET (Tables)	12 Months Ended
Mar. 31, 2022
Other Gains Losses And Expenses Net
SCHEDULE OF OTHER GAINS LOSSES AND EXPENSES NET

		Year ended 31 March 2022	Year ended 31 March 2021	Year ended 31 March 2020
	Notes	USD	USD	USD
Transaction expense	(a)	-	(45,413,018)	-
Revaluation loss on digital assets	19	(399,070)	(68,360)	-
Disposal of property, plant and equipment, net	12	(23,625)	(36,300)	-
Net fair value gain on financial liabilities at fair value through profit or loss	(b)	5,193,196	11,397,187	-
Net fair value gain (loss) on financial assets at fair value through profit or loss	(c)	6,945	(144,109)	(1,527,158)
Foreign exchange gains (losses), net		82,093	367,134	(133,431)
Earn-out share awards related to the Transaction	(d)	-	(32,148,300)	-
Net loss on sale of financial assets at fair value through profit or loss	(e)	-	-	(221,626)
Others		358,792	195,902	183,148
		5,218,331	(65,849,864)	(1,699,067)

SCHEDULE OF OTHER EXPENSE TRANSACTION

6,688,392 shares issued to former shareholders of 8i Enterprises and service providers (note 33)	(56,851,332)
6,212,050 warrants issued to the former warrant holders of 8i Enterprises (note 33)	(8,324,147)
345,000 units of options granted by 8i Enterprises to a service provider (note 22.6)	(1,417,149)
(66,592,628)
Less: Total identifiable net assets of 8i Enterprises at fair value (note 33)	21,179,610
(45,413,018)